INCOME TAX - Summary of Deferred Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	$ 2,946	$ 3,136	$ (519)	$ (200)
Net deferred tax assets	12	(4,327)	730
Outside basis differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(3,886)	(3,790)
Net deferred tax assets	96	(309)	270
Revaluations of financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(198)	(469)
Net deferred tax assets	0	0	0
Accrued interest income
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	0	0
Net deferred tax assets	0	0	(172)
Unutilized building allowance (net)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(8)	(21)
Net deferred tax assets	(13)	9	(24)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,373	204
Net deferred tax assets	(1,158)	(162)	481
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	46	167
Net deferred tax assets	113	105	(21)
Inventory impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	2,897	3,170
Net deferred tax assets	150	(2,914)	137
Rebates and other accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	661	617
Net deferred tax assets	(85)	(170)	(17)
Unpaid retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,281	1,327
Net deferred tax assets	0	26	41
Deferred revenue and cost of sales
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	19	30
Net deferred tax assets	10	(15)	5
Actuarial loss
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	498	644
Net deferred tax assets	0	0	0
Unabsorbed depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	588	731
Net deferred tax assets	90	(67)	9
Provision for loss on onerous sale contract
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	0	860
Net deferred tax assets	817	(897)	0
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	36	48
Net deferred tax assets	9	3	(1)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(361)	(382)
Net deferred tax assets	$ (17)	$ 64	$ 22